Capital Management Investment Trust

60 Broad Street, 39th Floor

New York, New York 10004

March 31, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Capital Management Investment Trust (the “Trust”) (File Nos. 033-85242 and 811-08822)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 56, which was filed with the Commission on March 26, 2025, and (ii) that Post-Effective Amendment No. 56 has been filed electronically with the Commission.

Very truly yours,

/s/ W. Jameson McFadden

W. Jameson McFadden, President, Principal
Executive Officer, Principal Financial Officer and
Secretary